Bank Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Bank Debt
Bank Debt

Bank debt is comprised of the following secured borrowings:

			December 31,
Borrower	Commencement	Maturity	2017	2018
Maxdekatria	February 2016	July 2018	$9,167	$—
Glovertwo	February 2016	July 2018	12,833	—
Shikokutessera	February 2016	July 2018	14,667	—
Youngone	September 2015	August 2018	22,733	—
Petra	June 2015	December 2018	18,024	—
Pemer	June 2015	December 2018	18,024	—
Maxtessera	July 2014	November 2018	28,000	—
Shikokuokto	June 2015	December 2018	15,018	—
Safe Bulkers	November 2018	October 2021	—	30,000
Maxtessera	November 2018	October 2022	—	26,000
Maxdeka	August 2011	December 2022	17,044	13,635
Shikokupente	August 2018	August 2023	—	14,930
Shikoku	October 2011	August 2023	22,400	18,667
Shikokuennia	October 2018	October 2023	—	17,730
Petra	November 2018	November 2023	—	9,075
Pemer	November 2018	November 2023	—	9,075
Maxeikosiepta	December 2018	December 2023	—	5,000
Shikokuepta	February 2016	February 2024	22,050	20,417
Maxdekatria	July 2018	February 2024	—	11,750
Glovertwo	July 2018	February 2024	—	13,420
Shikokutessera	July 2018	February 2024	—	14,430
Pentakomo	July 2018	February 2024	—	11,750
Maxeikositria	September 2017	August 2024	12,968	11,930
Maxeikosi	September 2017	August 2024	12,968	11,930
Maxpente	September 2017	August 2024	20,000	17,400
Maxeikositessera	September 2017	August 2024	13,650	12,090
Maxenteka	September 2017	August 2024	15,925	14,332
Maxeikosiexi	September 2015	September 2024	6,063	5,248
Marathassa	September 2015	September 2024	6,545	5,690
Marinouki	September 2015	September 2024	9,904	8,590
Kerasies	September 2015	September 2024	6,918	6,014
Soffive	September 2015	September 2024	10,757	9,305
Eptaprohi	September 2015	September 2024	50,518	43,818
Safe Bulkers	November 2014	September 2024	160,527	118,925
Pelea - Vasstwo	December 2018	December 2024	—	20,075
Maxeikosiena	September 2015	September 2025	21,271	20,314
Gloversix - Shikokuokto	December 2018	December 2025	—	35,000
Youngtwo	January 2017	January 2027	23,817	23,039
Total			571,791	579,579
Current portion of Long-term debt			26,583	37,431
Long-term debt			545,208	542,148

Total debt	571,791	579,579
Current portion of deferred financing costs	995	1,246
Deferred financing costs non-current	3,392	3,640
Total deferred financing costs	4,387	4,886
Total debt	571,791	579,579
Less: Total deferred financing costs	4,387	4,886
Total debt, net of deferred financing costs	567,404	574,693
Less: Current portion of long-term debt, net of current portion of deferred financing costs	25,588	36,185
Long-term debt, net of deferred financing costs, non-current	541,816	538,508

Each of Maxeikosiena,Youngone and Youngtwo had entered into a sale and leaseback agreement with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. Under these agreements, each vessel was sold and leased back for a period of 10 years, on a net daily bareboat charter rate of $6.50, with a purchase obligation at the end of the 10[t]h year. Furthermore, each Subsidiary holds an option to purchase back the respective vessel after the second year of the bareboat charter, at annual intervals and predetermined purchase prices. In view of the obligation of the Subsidiaries to purchase the respective vessels at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction. During the year ended December 31, 2018, the Company exercised the option to purchase back the vessel owned by Youngone.

The above loans and credit facilities bear interest at LIBOR plus a margin, except for each of Maxeikosiena and Youngtwo and for a portion of each of the Maxdeka and Shikoku loan facilities. Maxdeka and Shikoku have entered into loan facilities with government owned export credit institutions, each bearing interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements. Each of the Maxeikosiena and Youngtwo loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortised to maturity down to the purchase obligation price of each vessel. The above loans and credit facilities are generally repayable by quarterly principal installments and a balloon payment due on maturity, with the exception of the Maxdeka and Shikoku loan facilities which are repaid by semi-annual principal instalments without a balloon payment due on maturity and the Maxeikosiena and Youngtwo loan facilities, that are repayable by principal installments every 45 days out of a portion of the bareboat hire payment and a balloon payment due on maturity equal to the purchase obligation. The fair value of debt outstanding on December 31, 2018 amounted to $577,517 when valuing the respective portions of the Maxdeka and Shikoku loan facilities on the basis of the CIRR as of December 2018 and of the Maxeikosiena, Youngone and Youngtwo loan facilities on the basis of the deemed equivalent fixed rate, as applicable on December 31, 2018, which are considered to be Level 2 items in accordance with the fair value hierarchy.

As of December 31, 2018, there was no amount available for drawdown under the above loan agreements. The estimated minimum annual principal payments required to be made after December 31, 2018, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2019	$37,431
2020	62,864
2021	81,516
2022	83,118
2023	72,280
2024 and thereafter	242,370
Total	$579,579

Total interest incurred on long-term debt for the years ended December 31, 2016, 2017 and 2018 amounted to $20,397, $23,266 and $25,713, respectively, which includes interest capitalized of $821, $42 and $0 for the years ended December 31, 2016, 2017 and 2018, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years 2016, 2017 and 2018 was 3.290% p.a., 3.838% p.a. and 4.428% p.a., respectively.

As of December 31, 2018, the foregoing loan and credit facilities were secured as follows :

•	First priority mortgages over the vessels owned by the respective borrowers;

•
For one of the Safe Bulkers credit facilities, first priority mortgages over the vessels Andreas K, Pedhoulas Cherry, Pedhoulas Commander, Martine, Eleni, Kypros Bravery, Kypros Loyalty and Troodos Air;

•
For the other Safe Bulkers credit facility, first priority mortgage over the vessel Maria and second priority mortgages over the vessels Kanaris, Efrossini, Venus Horizon, Pedhoulas Builder and Pedhoulas Fighter;

•	First priority assignment of all insurances and earnings of the mortgaged vessels; and

•	Corporate guarantee from Safe Bulkers in respect of facilities entered into by the Subsidiaries.
Loan and credit facility agreements contain debt covenants including restrictions as to changes in management and ownership of the vessels, entering into certain long-term charters, additional indebtedness and mortgaging of vessels without the respective lender’s prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements (the “Minimum Value Covenant”). The Minimum Value Covenant must not fall below 120%. The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied or would occur as a result of the payment of such dividends.
Certain of the loan and credit facility agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, from $150 to $1,000.
The corporate guarantees of the Company include the following financial covenants:

•
its total consolidated liabilities divided by its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 85% for credit facilities outstanding with commercial financing institutions and 80% for credit facilities outstanding with government owned export credit institutions (the “Consolidated Leverage Covenant”);

•
its total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000 for credit facilities outstanding with government owned export credit institutions and for credit facilities outstanding with commercial financing institutions (the “Net Worth Covenant”);

•
the ratio of its EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis, for credit facilities, outstanding with commercial financing institutions (the “EBITDA Covenant”);

•
the ratio of its aggregate debt to EBITDA must not exceed 5.5:1 on a trailing 12 months’ basis, applicable as of June 30, 2020 (our next testing date) onwards for credit facilities outstanding with government owned export credit institutions;

•	its consolidated debt must not exceed $580,000 on December 31, 2018, June 30, 2019 and December 31, 2019 for credit facilities outstanding with government owned export credit institutions;

•	payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends; and

•
a minimum of 30% or 35%, as the case may be, of its voting and ownership rights shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities and in the case of one facility Polys Hajioannou beneficially holds a minimum of 20% of the voting and ownership rights.

The Minimum Value Covenant, Consolidated Leverage Covenant, EBITDA Covenant and Net Worth Covenant do not apply to the Shikokuepta loan facility, and the Minimum Value Covenant and EBITDA Covenant do not apply to the Maxeikosiena and Youngtwo financing agreements.
As of December 31, 2018, the Company was in compliance with all debt covenants in effect, with respect to its loans and credit facilities.